Earnings (Loss) per share - Summary of Loss Per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Basic
Net loss attributable to the controlling shareholders of the Group	$ (13,687)	$ (52,419)	$ (60,514)
Weighted average number of outstanding common shares (thousands)	186,365	190,695	181,554
Basic loss per share	$ (0.073)	$ (0.275)	$ (0.333)
Diluted
Net loss attributable to the controlling shareholders of the Group	$ (13,687)	$ (52,419)	$ (60,514)
Weighted average number of outstanding common shares (thousands)	186,365	190,695	181,554
Diluted loss per share	$ (0.073)	$ (0.275)	$ (0.333)